Organization and Principal Activities	6 Months Ended
Jun. 30, 2020
Organization and Principal Activities
1.	Organization and principal activities

(a)	Organization and principal activities
HUYA Inc. (“Huya” or the “Company”, also refer to Huya’s consolidated operating entities, where appropriate) is a holding company incorporated in Cayman Islands on March 30, 2017 and conducts its business through its subsidiaries, VIE and VIE’s subsidiaries (“VIEs”, also refer to VIE and its subsidiaries as a whole, where appropriate) (collectively, the “Group”) in the People’s Republic of China (the “PRC”).
The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. The primary theme of the Group’s platforms is game live streaming. The Group has also extended themes to life and entertainment topics beyond games to cater to the Group’s users’ growing entertainment demands. In providing these services, the Group has cooperated with talent agencies in broadcaster recruitment, live streaming training and support, promotion strategies development and content management and discipline under the Group’s guidance and supervision. Company generates the majority of its revenue from sales of virtual items in live streaming platforms as well as other services, which substantially consist of advertising and online game-related services.
Before April 3, 2020, the Company was a subsidiary of JOYY Inc. (“JOYY”, refer to JOYY Inc. or JOYY’s consolidated operating entities, where appropriate). On April 3, 2020, JOYY transferred 16,523,819 Class B ordinary shares of Huya to Linen Investment Limited, a wholly-owned subsidiary of Tencent Holding Limited. (the “Parent Company” or “Tencent”, also refer to Tencent Holding Limited. or Tencent’s consolidated operating entities, where appropriate). Upon the closing of the share transfer, Tencent’s voting power in Huya has been increased to 50.1% on a fully-diluted basis, or 50.9% calculated based on the total issued and outstanding shares of Huya, and then Huya becomes the subsidiary of Tencent.

(b)	Public Offering
The Company completed its IPO in May 2018, issued and sold a total of 17,250,000 American Depositary shares (“ADSs”) for a total consideration of US$175.7 million after deducting the underwriting discounts and commissions and offering expenses.
In April 2019, the Company completed a
follow-on
public offering, issued and sold 13,600,000 ADSs for a total consideration of US$313.8 million after deducting the underwriting discounts and commissions and offering expenses. JOYY, as a selling shareholder, sold 4,800,000 Huya’s ADSs. These 4,800,000 Class B ordinary shares were converted into Class A ordinary shares automatically.
(c)	Principal subsidiaries and VIEs
The details of the principal subsidiaries and VIE through which the Company conducts its business operations as of June 30, 2020 are set out below:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Wholly foreign-owned enterprise (“WFOE”)
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hainan Huya”)	PRC	December 4, 2019	100%	Internet value added services

VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

Douyu [Member]
Organization and Principal Activities
1.	Organization and principal activities
DouYu International Holdings Limited (the “Company” or “DouYu International”) was incorporated under the laws of Cayman Islands on January 5, 2018. The Company, its subsidiaries and its variable interest entities (collectively referred to as the “Group”) operate platform on PC and mobile apps, through which users can enjoy immersive and interactive gaming and entertainment live streaming.